Revenue (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Revenues [Abstract]
Gross amount received	$ 3,148,970	$ 2,716,035
Costs	(2,802,186)	(2,410,384)
Revenue	$ 346,784	$ 305,651	$ 346,784